Related Party Transactions - Schedule of Transactions and Balances with Other State- Owned Enterprises (Detail) - CNY (¥) ¥ in Millions	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017
Transactions and balances with other state-owned enterprises
Cash and cash equivalents	¥ 15,726	¥ 14,432	¥ 23,480	¥ 12,572
Time deposits with maturity over three months	13,160	13,760
State-owned enterprises [member]
Transactions and balances with other state-owned enterprises
Cash and cash equivalents	2,347	2,688
Time deposits with maturity over three months	103	227
Specified dismantlement fund accounts, included in other non-current assets	8,492	8,100
Total cash in bank and time deposits with certain state-owned banks in the PRC	¥ 10,942	¥ 11,015